Other Expenses - Summary of Detailed Information About Other Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income Expense [abstract]
Merger and related costs	$ 0	$ 82
Acquisition and integration related costs	60	16
Foreign exchange loss, net of related derivatives	18	42
Earnings of equity-accounted investees	(73)	(66)
Bad debts expense	6	(24)
Other expenses	183	117
Covid 19 Related Expenses	48	0
Loss on Disposal of Business	6	0
Net gain on disposal of investment in MOPCO (Note 15)	250	0
Other (expenses) income	$ (2)	$ 215